Significant Events	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Significant Events

Note 3 – Significant Events

As of December 31, 2021, the following significant events have influenced the operations of the Bank and its subsidiaries or the Consolidated Financial Statements:

ITAÚ CORPBANCA

Changes in the Board of Directors

In ordinary session held on January 27, 2021, the Board of Directors of Itaú Corpbanca was informed and resolved to accept the resignation of director Mr. Caio Ibrahim David, effective as of the same date. In his replacement, the Board of Directors agreed to appoint Mr. Matias Granata, who served as a director until the Annual Ordinary Shareholder’s Meeting held on March 18, 2021 and was elected as a director in the same meeting.

Annual Ordinary Shareholders’ Meeting Agreements

At the Ordinary Shareholders' Meeting of Itaú Corpbanca, held on March 18, 2021, was reported that at the end of the 2020 financial year, the Bank presented a loss attributable to the Bank's owners of MCh$925,479, as a result, no dividends were distributed corresponding to the 2020 financial year.

At the Ordinary Shareholders' Meeting, among other matters, it was also approved the appointment of Mr. Rogerio Braga and Matias Granata as directors of the Bank, replacing Mr. Andrés Bucher Cepeda and Caio Ibrahim David respectively.

Discontinuation of the net investment in Itaú Corpbanca Colombia hedge.

During January 2021, by decision of Management, the hedge of net investment in Itaú Corpbanca Colombia was discontinued. The impact of discontinuing the hedge relationship did not have any effect on the Consolidated Statement of Income of the Bank.

New alliance between Itaú and Rappi

On March 29, 2021 the Bank announced to the market a new alliance with Rappi, as part of our digital transformation strategy. This agreement aims to revolutionize the local financial market with simple, innovative and unique digital products, allowing an increasing number of individuals to access new financial solutions in an agile and digital way.

Extraordinary Shareholders' Meeting – Capital increase

On July 13, 2021, Itau Corpbanca held an Extraordinary Shareholders' Meeting where the following main resolutions were made: (a) Increase the Bank’s capital stock in the amount of Ch$830,000,000,000, that is, from Ch$1,862,826,231,184 divided into 512,406,760,091 nominative, ordinary, no par value, fully subscribed and paid-in shares, to Ch$2,692,826,231,184 divided into 973,517,871,202 nominative, ordinary, no par value shares, through the issuance of 461,111,111,111 new payment shares, to be issued, subscribed and paid in within a maximum term expiring on July 13, 2024; (b) Authorize the Board of Directors to freely set the placement price of these shares, without being subject to any minimum, in accordance with the standard contained in the second paragraph, article 23 of the Corporations Regulations; and (c) Amend the fifth permanent and first transitory articles of the Bank's bylaws, concerning capital stock, based on the resolutions made at the aforementioned Shareholders’ Meeting.

In Resolution No. 4,177, dated August 3, 2021, the Financial Market Commission authorized the increase of the Bank's capital and the amendment of its bylaws, in the terms approved at the above Shareholders’ Meeting, in accordance with the provisions of articles 31 and 52 of the General Banking Law, article 127 of the Corporations Law and the other applicable regulations.

Note 3 – Significant Events, continued

On August 12, 2021, in an Extraordinary Board of Directors Meeting it was approved, among other matters, the following: (a) Materialize the issuance of 461,111,111,111 payment shares against the Bank's capital increase approved during the aforementioned Shareholders’ Meeting; (b) Require the registration of the 461,111,111,111 shares agreed to be issued in: i) the Securities Registry maintained by the Financial Market Commission; and ii) the country's Stock Exchanges so that they can be traded in the local market; (c) Require the registration of the new American Depositary Shares with the Securities and Exchange Commission of the United States of America and the New York Stock Exchange of said country; (d) Offer and place the 461,111,111,111 shares agreed to be issued, in accordance with the procedure established in the aforementioned Meeting; and (e) Defer the pricing of the placement for a later date.

On September 15, 2021, the 461,111,111,111 shares issued against the capital increase approved at the Bank's Extraordinary Shareholders' Meeting of July 13, 2021 were registered in the Securities Registry of the Financial Market Commission under No. 1/2021. Their placement process was announced on September 22, 2021 to the country's Stock Exchanges and contemplates a legal period of preferential option from October 4, 2021 to November 2, 2021.

In a meeting held on September 23, 2021, the Bank's Board of Directors agreed to (i) offer and place all of the aforementioned 461,111,111,111 shares; and (ii) set CLP1.80 per share as placement price. The notices that announced the beginning of the first preferential option period were published on September 27 and October 4, 2021, in the newspaper La Tercera.

Between October 4 and November 2, 2021 and November 11 and 16, 2021, the preferred option periods were held for the placement of the 461,111,111,111 shares issued as the capital increase approved at the Bank's Extraordinary Shareholders' Meeting of July 13, 2021. As a result of the aforementioned placements, the Bank's controlling shareholder, Itaú Unibanco Holding S.A., subscribed and paid a total of 350,048,242,004 during the preferred option period, thus becoming the owner --directly and indirectly-- of 551,015,065,630 shares issued by the Bank, representing approximately 56.94% of its subscribed and paid capital. Likewise, they remained 5,867,763,862 unsubscribed and unpaid shares, representing approximately 1.27% of the capital increase.

On November 30, 2021, the 5,867,763,862 remaining shares from the second preferred option period were auctioned at the Santiago Stock Exchange, through Larraín Vial S.A. Corredora de Bolsa, at a price of $1.80 per share, as announced at the time by the Bank.

As a result of the capital increase process, by means of a Press Release issued on November 30, 2021, the full placement of the capital increase in reference was reported, for the aforementioned 461,111,111,111 shares, having raised a total of $ 830,000,000,000 (eight hundred and thirty billion pesos, legal tender).